Other operating expenses - Other Income and Expense (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses		€ (4,382)	€ (3,443)	[1]	€ (2,523)	[1]
Other operating income		1,089	979	[1]	1,814	[1]
Other operating income/(expenses), net related to Regeneron		(3,789)	(2,979)		(1,231)
Antibodies Collaboration agreement | Regeneron Pharmaceuticals, INC
Disclosure Of Other Operating Income Expenses [Line Items]
Commitments received for development costs		1,600	2,100
Regeneron
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses		(3,955)	(3,206)		(2,378)
Other operating income (expense) | Regeneron
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income		166	227		1,147
Monoclonal Antibody Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses		(3,947)	(3,196)		(2,367)
Monoclonal Antibody Alliance | Share of profit or loss from commercialization of monoclonal antibodies
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses		(4,143)	(3,321)		(2,325)
Monoclonal Antibody Alliance | Share of profit or loss from commercialization of Zaltrap
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	[2]	833	668		434
Monoclonal Antibody Alliance | Commercialization related expenses
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses		(637)	(543)		(476)
Immuno-Oncology Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income		0	0		16
Others
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income and expenses		€ 158	€ 217		€ 1,120

[1]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[2]	(a)As of December 31, 2024, the commitment received by Sanofi in respect of the additional profit share payable by Regeneron towards development costs amounted to €1.6 billion, compared with €2.1 billion as of December 31, 2023 (see Note D.21.).